ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 24.4%
FINANCIAL INSTITUTIONS 6.1%
Banking 2.9%
Bank of New York, 3.80%, 2/1/08	250	249
Citigroup, 4.125%, 2/22/10	400	393
Islandsbanki, VR, 5.52%, 10/15/08 (1)	300	300
Key Bank, 4.412%, 3/18/08	400	398
Marshall & Ilsley Bank, 3.80%, 2/8/08	300	298
Wells Fargo, 4.20%, 1/15/10	850	837
World Savings Bank, 4.125%, 12/15/09	650	640
		3,115
Brokerage 0.4%
Merrill Lynch, VR, 3.847%, 3/2/09	400	390
		390
Finance Companies 1.8%
CIT Group, 5.50%, 11/30/07	300	300
CIT Group, VR, 5.708%, 8/15/08	250	243
Countrywide Home Loans, 4.125%, 9/15/09	350	323
GATX, 5.50%, 2/15/12	380	375
SLM Corporation, VR, 3.82%, 4/1/09	750	716
		1,957
Insurance 0.7%
Principal Life Income Funding, 5.20%, 11/15/10	130	130
Travelers Property Casualty, 3.75%, 3/15/08	265	263
WellPoint, 5.00%, 1/15/11	315	312
		705
Real Estate Investment Trusts 0.3%
Simon Property Group, 4.60%, 6/15/10	220	214
Vornado Realty, 4.50%, 8/15/09	120	117
		331
Total Financial Institutions		6,498
INDUSTRIAL 14.5%
Basic Industry 0.3%
Lubrizol, 4.625%, 10/1/09	300	297
		297
Capital Goods 1.4%
Caterpillar Financial Services, 4.50%, 9/1/08	500	498
CRH America, 5.30%, 10/15/13	190	183
John Deere Capital, 3.90%, 1/15/08	400	398
United Technologies, 4.375%, 5/1/10	400	396
		1,475
Communications 3.8%
AT&T, VR, 5.785%, 11/14/08	305	305
BellSouth, VR, 5.683%, 11/15/07	300	300
Comcast Cable Communications, 6.75%, 1/30/11	275	286
Cox Enterprises, 4.375%, 5/1/08 (1)	500	497
News America Holdings, 7.375%, 10/17/08	350	357
Sprint Nextel, VR, 5.598%, 6/28/10	350	348
Telecom Italia Capital, 4.00%, 1/15/10	285	278
Telefonica Emisiones, 5.984%, 6/20/11	335	341
Telefonos de Mexico, 4.50%, 11/19/08	365	361
Time Warner Cable, 5.40%, 7/2/12 (1)	250	248
Time Warner Entertainment, 7.25%, 9/1/08	350	356
Verizon Global Funding, 7.25%, 12/1/10	300	319
		3,996
Consumer Cyclical 2.3%
Centex, 4.55%, 11/1/10	135	123
D.R. Horton, 4.875%, 1/15/10	220	205
DaimlerChrysler, VR, 5.81%, 8/3/09	450	448
Harrah's Operating, 5.50%, 7/1/10	375	359
Home Depot, 3.75%, 9/15/09	235	228
Home Depot, 5.20%, 3/1/11	215	211
Nissan Motor Acceptance Corporation, 4.625%, 3/8/10 (1)	450	447
Pulte Homes, 4.875%, 7/15/09	220	205
Viacom, 5.75%, 4/30/11	210	211
		2,437
Consumer Non-Cyclical 2.7%
Bunge Limited Finance, 4.375%, 12/15/08	450	445
Genentech, 4.40%, 7/15/10	580	574
General Mills, 3.875%, 11/30/07	435	434
General Mills, 6.378%, 10/15/08	300	296
Medtronic, 4.375%, 9/15/10	440	431
Sabmiller, 6.20%, 7/1/11 (1)	395	409
Safeway, 4.125%, 11/1/08	300	295
		2,884
Energy 1.6%
Amerada Hess, 7.375%, 10/1/09	400	418
Conoco Phillips Canada, 5.30%, 4/15/12	470	471
Devon Financing, 6.875%, 9/30/11	450	475
Encana, 4.60%, 8/15/09	400	398
		1,762
Technology 1.5%
IBM, 3.80%, 2/1/08	500	498
National Semiconductor, 6.15%, 6/15/12	220	222
Oracle, 5.00%, 1/15/11	905	905
		1,625
Transportation 0.9%
Southwest Airlines, 6.50%, 3/1/12	600	619
Union Pacific, 5.75%, 10/15/07	335	335
		954
Total Industrial		15,430
UTILITY 3.8%
Electric 2.6%
Alabama Power, 3.50%, 11/15/07	350	349
CE Electric UK Funding, 6.995%, 12/30/07 (1)	330	330
Centerpoint Energy, 5.875%, 6/1/08	300	301
Dominion Resources, 4.125%, 2/15/08	300	299
Niagara Mohawk Power, 7.75%, 10/1/08	425	435
NiSource Finance, VR, 6.064%, 11/23/09	400	396
Wisconsin Electric Power, 3.50%, 12/1/07	470	468
WPD Holdings, 6.875%, 12/15/07 (1)	120	120
		2,698
Natural Gas 1.2%
Duke Capital, 7.50%, 10/1/09	400	417
Enterprise Products Operations, 4.00%, 10/15/07	250	250
Enterprise Products Operations, 4.95%, 6/1/10	300	299
Kinder Morgan, 6.50%, 9/1/12	315	312
		1,278

Total Utility		3,976

Total Corporate Bonds (Cost $26,158)		25,904

ASSET-BACKED SECURITIES 11.7%
Car Loan 6.1%
Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	668	666

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	175	175

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.863%, 3/20/10 (1)	575	576

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (1)	80	81

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	115	113

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	239	236

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	430	434

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	700	705

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	440	438
Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	300	296

Triad Auto Receivables Owner Trust
Series 2006-B, Class A3
5.41%, 8/12/11	855	856

USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, 2/15/12	425	425

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	455	458

Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	500	499

Wachovia Auto Owner Trust
Series 2007-1, Class A3A
5.29%, 4/20/12	475	476

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	61	60

		6,494

Credit Card Backed 2.4%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
6.043%, 6/16/14	450	433

Capital One Multi-Asset Executive Trust
Series 2003-C4, Class C4
6.00%, 8/15/13	485	485

Capital One Multi-Asset Executive Trust
Series 2007, Class C2, VR
6.053%, 11/17/14	450	433

Capital One Multi-Asset Executive Trust
Series 2007-C3, Class C3, VR
6.043%, 4/15/13	185	180

GE Capital Credit Card Master Trust
Series 2007-3, Class C, VR
6.053%, 6/15/13	245	239
MBNA Credit Card Master Trust
Series 2006-C3, Class C3, VR
6.043%, 10/15/13	290	279

Nordstrom Private Label Credit Card Master Trust
Series 2007-1A, Class A
4.92%, 5/15/13 (1)	475	473

		2,522

Home Equity 0.6%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	229	229

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
5.871%, 10/25/32	79	79

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	262	250

Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	92	88

		646

Other Asset-Backed Securities 1.6%

CNH Equipment Trust
Series 2003- B, Class A4B
3.38%, 2/15/11	318	317

FPL Recovery Funding
Series 2007-A, Class A2
5.044%, 8/1/15	950	953

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	150	148

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (1)	208	209
Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (1)	120	121

		1,748

Stranded Utility 1.0%

PECO Energy Transition Trust
Series 2000-A, Class A4
7.65%, 3/1/10	750	793

PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	269	273

		1,066

Total Asset-Backed Securities (Cost $12,514)		12,476

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.3%
Collateralized Mortgage Obligations 1.1%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, ARM, CMO
4.10%, 2/25/34	201	198

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, ARM, CMO
4.741%, 9/25/34	414	409

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, ARM, CMO
4.546%, 3/25/35	152	150

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, ARM, CMO
6.025%, 9/25/36	363	365

		1,122

Commercial Mortgage Backed Securities 7.2%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	320	312
Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	294	295

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	361	358

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	369	373

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	365	365

Credit Suisse Mortgage Capital Certificates
Series 2007-C1, Class A1, CMO
5.227%, 2/15/40	418	419

Credit Suisse Mortgage Capital Certification
Series 2007-C4, Class A1, CMO
5.54%, 9/15/39	550	556

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	360	371

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	228	229

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	14	14

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	275	273

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	450	443

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1, CMO
5.233%, 3/10/39	438	439

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class A1, CMO
4.613%, 10/15/42	41	40
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	358	359
JPMorgan Chase Commercial Mortgage Securities
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	405	405
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	301	298
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	425	422
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	539	539
Morgan Stanley Capital Trust
Series 2007-T27, Class A1, CMO
5.606%, 6/11/42	961	973
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	151	152
		7,635

Total Non-U.S. Government Mortgage-Backed Securities (Cost $8,818)		8,757

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 26.4%
U.S. Government Agency Obligations 26.1% (2)
Federal Home Loan Mortgage
5.00%, 10/1/18 - 11/1/18	1,368	1,345
6.00%, 11/1/11 - 8/1/22	1,552	1,572
Federal Home Loan Mortgage, ARM
4.644%, 7/1/35	98	98
4.704%, 2/1/35	162	162
5.052%, 11/1/35	123	123
5.131%, 1/1/36	399	400
5.361%, 4/1/37	1,022	1,021
5.388%, 1/1/36	61	60
5.401%, 2/1/37	161	161
5.552%, 10/1/36	1,093	1,108
5.953%, 1/1/37	97	98
5.983%, 12/1/36	369	371
6.006%, 11/1/36	186	187
6.04%, 10/1/36	385	391
Federal Home Loan Mortgage, CMO
4.00%, 1/15/22	165	164
4.25%, 12/15/21	469	460
5.00%, 1/15/19 - 1/15/28	2,284	2,280
5.50%, 7/15/28	1,010	1,018
6.00%, 9/15/13 - 1/15/30	2,276	2,330
6.50%, 8/15/23 - 8/15/30	374	384
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	374	35
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	2,747	2,656
5.00%, 1/1/09 - 5/1/20	770	758
5.50%, 5/1/16 - 12/1/34	1,669	1,665
6.00%, 9/1/21 - 1/1/22	2,305	2,334
Federal National Mortgage Assn., ARM
3.814%, 10/1/33	538	539
4.584%, 7/1/35	127	126
4.801%, 9/1/35	807	800
4.972%, 1/1/34	179	178
5.321%, 12/1/35	107	107
5.346%, 12/1/35	120	121
5.448%, 9/1/37	425	426
5.477%, 6/1/37	224	225
5.515%, 12/1/35	191	193
5.542%, 7/1/36	355	360
5.547%, 1/1/37	496	500
5.697%, 12/1/35	53	54
5.801%, 9/1/37	499	505
5.984%, 9/1/36	108	109
6.038%, 12/1/36	136	139
Federal National Mortgage Assn., CMO
5.00%, 1/25/20	432	434
5.50%, 6/25/10 - 5/25/27	1,736	1,746
9.00%, 1/25/08	4	4
		27,747
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
6.00%, 7/15/16	106	108
6.50%, 5/15/09	30	30
7.00%, 9/15/12 - 4/15/13	207	210
10.00%, 11/15/09 - 4/15/19	5	6
		354
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $28,131)		28,101
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 12.3%
U.S. Government Agency Obligations 3.8% (2)
Federal Home Loan Mortgage, 3.55%, 11/15/07	2,000	1,997
Federal Home Loan Mortgage, 4.625%, 2/21/08	450	449
Federal National Mortgage Assn., 6.375%, 6/15/09	750	774
Federal National Mortgage Assn., VR, 3.50%, 2/17/09	900	878
		4,098
U.S. Treasury Obligations 8.5%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	851	837
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	967	966
U.S. Treasury Notes, 3.375%, 10/15/09	500	494
U.S. Treasury Notes, 4.50%, 5/15/10	5,000	5,061
U.S. Treasury Notes, 4.75%, 1/31/12	1,600	1,636
		8,994
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $13,056)		13,092
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.8%
Government Guaranteed 0.9%
Landwirtschaftliche Rentenbank, 3.875%, 3/15/10	1,000	987
		987
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, VR, 6.994%, 6/15/10 (1)	400	408
		408
Supranational 0.4%
Inter-American Development Bank, 6.375%, 10/22/07	375	375
		375
Treasuries 2.1%
United Mexican States, 8.00%, 12/24/08 (MXN)	7,510	690
United Mexican States, 8.00%, 12/19/13 (MXN)	6,850	635
United Mexican States, 9.00%, 12/24/09 (MXN)	9,420	886
		2,211
Total Foreign Government Obligations & Municipalities (Cost $3,952)		3,981
SHORT-TERM INVESTMENTS 12.4%
Money Market Funds 12.4%
T. Rowe Price Reserve Investment Fund, 5.46% (3)(4)	13,205	13,205
Total Short-Term Investments (Cost $13,205)		13,205
Total Investments in Securities
99.3% of Net Assets (Cost $105,834)		$105,516

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,219 and represents 4.0% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
REIT	Real Estate Investment Trust
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value
Citigroup, Protection Bought (Relevant Credit: Motorola, 6.50%
9/1/25), Pay 0.39%, Receive upon credit default, 3/20/13	(190)	—

Goldman Sachs, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.56%, Receive upon credit
default, 12/20/14	(375)	(3)

Goldman Sachs, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.13%, Pay upon credit
default, 12/20/14	375	4

Lehman Brothers, Protection Bought (Relevant Credit: Duke
Energy, 6.25%, 1/15/12), Pay 0.39%, Receive upon credit
default, 12/20/12	(230)	—

Lehman Brothers, Protection Sold (Relevant Credit: American
Electric Power, 5.25%, 6/1/15), Receive 0.45%, Pay upon credit
default, 12/20/12	230	1

Total Swaps (Premium Paid/Received $—)		2

Open Forward Currency Exchange Contracts at September 30, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
UBS	11/30/07	USD	1,123	MXN	12,530	$(18)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(18)

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Limited-Term Bond Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited-Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund’s share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $105,834,000. Net unrealized loss aggregated $334,000 at period-end, of which $488,000 related to appreciated investments and $822,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended September 30, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $390,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at September 30, 2007, and December 31, 2006, was $13,205,000 and $6,803,000, respectively.

T. ROWE PRICE PRIME RESERVE PORTFOLIO
Unaudited	September 30, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

ASSET BACKED SECURITIES 0.5%
Holmes Master Issuer
Series 2006-1A, Class 1A, VR
5.733%, 1/15/16 (1)	250	250
Total Asset Backed Securities (Cost $250)		250

BANK NOTE 4.2%
American Express Bank FSB, VR, 5.819%, 5/7/08	250	250
Bank of America, 5.30%, 11/5/07	250	250
Marshall & Ilsley Bank, 5.162%, 12/17/07	225	225
National City Bank, VR, 5.78%, 5/2/08	250	250
National City Bank, VR, 5.783%, 3/13/08	250	250
U.S. Bank, VR, 5.735%, 12/5/07	500	500
Wells Fargo, 5.45%, 10/12/07	250	250
Westpac Banking, VR, 5.32%, 1/29/08	100	100
Total Bank Note (Cost $2,075)		2,075
CERTIFICATES OF DEPOSIT 18.8%
Domestic 5.5% (2)
Bank of New York, VR, 5.379%, 5/2/08	250	250
Bank of the West, 5.45%, 10/12/07	250	250
Branch Banking & Trust, 5.25%, 1/9/08	250	250
Credit Suisse New York, 5.52%, 2/11/08	250	250
Depfa Bank, 5.65%, 10/5/07	250	250
Dexia Credit, VR, 5.079%, 3/28/08	200	200
Fifth Third Bank, VR, 5.66%, 2/4/08	500	500
Harris Bank, 5.34%, 12/4/07	250	250
PNC Bank, 5.33%, 10/19/07	250	250
Wilmington Trust Company, 5.29%, 10/5/07	250	250
		2,700
Yankee 13.3% (3)
Abbey National Treasury Services, 5.29%, 10/26/07	340	340
ABN AMRO Bank, 5.36%, 10/17/07	250	250
Banco Bilbao Vizcaya, 5.415%, 3/17/08	250	250
Banco Bilbao Vizcaya, 5.50%, 12/20/07	250	250
Bank of Montreal, 5.34%, 12/5/07	250	250
Bank of Nova Scotia, VR, 5.66%, 10/3/07	805	805
Barclays Bank, 5.35%, 4/14/08	500	500
Barclays Bank, 5.36%, 12/19/07	250	250
BNP Paribas, VR, 5.66%, 7/3/08	400	400
Calyon, 5.55%, 12/14/07	250	250
Fortis Bank, 5.80%, 10/9/07	250	250
Llyods TSB Bank, 5.70%, 10/5/07	250	250
National Bank of Canada, 5.65%, 12/13/07	250	250
Royal Bank of Canada, VR, 5.665%, 4/3/08	500	500
Royal Bank of Scotland, 5.68%, 12/12/07	250	250
Skandinaviska Enskilda Banken, 5.32%, 10/22/07	250	250
Svenska Handelsbanken, 5.05%, 12/21/07	250	250
Swedbank, VR, 5.67%, 4/3/08	250	250
Toronto Dominion Bank, 5.10%, 3/31/08	250	250
Toronto Dominion Bank, 5.365%, 10/26/07	250	250
UBS AG Stamford, 5.35%, 11/8/07	250	250
		6,545
Total Certificates of Deposit (Cost $9,245)		9,245
COMMERCIAL PAPER 52.2%
4(2) 32.9%
Allied Irish Bank, 5.27%, 11/8/07	250	249
Alpine Securitization, 5.25%, 10/5/07	250	250
Alpine Securitization, 5.25%, 10/9/07	250	250
Atlantic Asset Securitization, 5.95%, 10/15/07	250	249
Atlantic Asset Securitization, 6.00%, 10/26/07	250	249
Atlantic Asset Securitization, 6.20%, 10/23/07	250	249
Bank of America Credit Card Trust, 5.26%, 10/9/07 (1)	250	250
Bank of America Credit Card Trust, 5.26%, 10/10/07 (1)	250	250
Bank of America Credit Card Trust, 5.26%, 10/11/07 (1)	400	399
Bank of America Credit Card Trust, 6.10%, 11/20/07 (1)	250	248
Bank of America Credit Card Trust, 6.20%, 12/20/07 (1)	250	246
Bryant Park Funding, 5.10%, 12/20/07 (1)	250	247
Bryant Park Funding, 5.15%, 12/24/07 (1)	250	247
Bryant Park Funding, 5.25%, 12/13/07 (1)	250	247
CAFCO, 6.10%, 11/2/07	250	249
CAFCO, 6.17%, 10/11/07	500	500
Chariot Funding, 5.55%, 10/18/07 (1)	500	499
Chariot Funding, 6.10%, 10/16/07 (1)	542	541
Ciesco, 5.25%, 11/9/07	250	249
Citibank Credit Card Issuance Trust, 5.25%, 10/5/07	250	250
Citibank Credit Card Issuance Trust, 6.25%, 12/14/07	500	494
Coca-Cola, 5.20%, 12/7/07	250	248
CRC Funding, 5.85%, 10/12/07	250	249
Danske, 5.66%, 10/5/07	300	300
Fairway Finance, 5.18%, 10/26/07	500	498
Fairway Finance, 6.25%, 12/4/07	250	247
Fairway Finance, 6.35%, 10/12/07	250	249
Grampian Funding, 5.27%, 10/10/07	400	399
Grampian Funding, 5.55%, 12/21/07	250	247
Hartford Financial Services Group, 5.30%, 11/9/07 (1)	250	249
Jupiter Securitization Company, 5.20%, 10/10/07 (1)	250	250
Jupiter Securitization Company, 5.55%, 10/15/07 (1)	500	499
Nationwide Building Society, 5.255%, 10/9/07 (1)	500	499
Nationwide Building Society, 5.26%, 10/15/07 (1)	250	249
Natixis, 5.51%, 10/5/07 (1)	250	250
Nestle Finance France, 4.75%, 1/25/08	250	246
Northern Rock, 5.25%, 10/9/07 (1)	500	499
Old Line Funding, 5.15%, 10/22/07	250	249
Old Line Funding, 6.00%, 12/14/07	250	247
Old Line Funding, 6.25%, 11/14/07	250	248
Old Line Funding, 6.35%, 10/2/07	250	250
Ranger Funding, 5.13%, 12/21/07	333	329
Ranger Funding, 6.00%, 11/19/07	250	248
Ranger Funding, 6.25%, 10/24/07	250	249
SIGMA Finance, 5.25%, 11/2/07	250	249
SIGMA Finance, 5.25%, 11/29/07	300	297
Solitaire Funding, 5.20%, 11/27/07 (1)	250	248
Solitaire Funding, 5.70%, 11/20/07 (1)	250	248
Solitaire Funding, 6.40%, 10/12/07 (1)	250	249
Teachers Insurance & Annuity, 4.77%, 12/17/07	250	247
Total Fina Elf Capital, 5.35%, 11/6/07	250	249
Tulip Funding, 5.25%, 10/29/07	250	249
Tulip Funding, 5.25%, 10/30/07	250	249
Yorktown Capital, 5.75%, 11/27/07	250	248
Yorktown Capital, 6.25%, 10/17/07	250	249
		16,192
Non-4(2) 19.3%
Capital One Multi-Asset Execuative Trust, 5.27%, 10/4/07	800	800
CBA Finance, 4.86%, 1/22/08	250	246
CBA Finance, 5.04%, 12/27/07	250	247
CBA Finance, 5.73%, 10/12/07	250	249
Citigroup Funding, 5.50%, 12/17/07	250	247
Cornell Univ., 5.27%, 11/6/07	300	298
DaimlerChrysler Revolving Auto Trust, 5.22%, 10/30/07	250	249
DaimlerChrysler Revolving Auto Trust, 5.27%, 11/5/07	100	99
DaimlerChrysler Revolving Auto Trust, 5.29%, 11/8/07	250	249
DaimlerChrysler Revolving Auto Trust, 5.30%, 11/8/07	250	249
DNB Nor Bank, 5.16%, 11/13/07	100	99
FCAR Owner Trust, 5.15%, 12/17/07	500	494
FCAR Owner Trust, 5.25%, 10/25/07	250	249
FCAR Owner Trust II, 5.16%, 12/20/07	250	247
FCAR Owner Trust II, 5.26%, 10/23/07	300	299
JPMorgan Chase, 5.00%, 2/22/08	200	196
JPMorgan Chase, 5.28%, 1/17/08	101	99
K2 (USA), 5.26%, 10/1/07	250	250
Los Angeles Airport, 5.26%, 10/10/07	200	200
Morgan Stanley Dean Witter, 5.01%, 3/20/08	250	244
Morgan Stanley Dean Witter, 5.40%, 12/27/07	250	247
Nordea North America, 5.25%, 10/4/07	100	100
Nordea North America, 5.25%, 11/8/07	250	249
Nordea North America, 5.26%, 10/4/07	300	300
Northwestern University, 5.25%, 11/7/07	100	99
Park Avenue Receivables, 5.32%, 11/2/07 (1)	250	249
Procter & Gamble International Funding, 4.78%, 12/5/07	250	248
Procter & Gamble International Funding, 5.20%, 12/6/07	250	248
Swedbank, 5.27%, 10/24/07	100	100
Toyota Motor Credit, 5.20%, 12/20/07	250	247
UBS Finance Delaware, 4.75%, 10/1/07	123	123
UBS Finance Delaware, 5.25%, 10/10/07	300	300
UBS Finance Delaware, 5.26%, 11/6/07	250	249
UBS Finance Delaware, 5.27%, 10/10/07	100	100
UBS Finance Delaware, 5.28%, 10/10/07	247	247
Westpac Banking, 5.166%, 11/7/07 (1)	250	249
Westpac Banking, 5.25%, 11/5/07 (1)	300	298
WhistleJacket Capital, 5.31%, 10/29/07 (1)	250	249
Yale University, 5.25%, 10/5/07	250	250
		9,462
Total Commercial Paper (Cost $25,654)		25,654
MEDIUM-TERM NOTES 17.3%
American General Finance, VR, 5.33%, 6/27/08	225	225
American Honda Finance Corp., VR, 5.33%, 4/14/08 (1)	250	250
American Honda Finance Corp., VR, 5.33%, 7/7/08 (1)	150	150
American Honda Finance Corp., VR, 5.58%, 5/12/08 (1)	250	250
Bank of Ireland, VR, 5.493%, 8/18/08	500	500
Caterpillar Financial Services, VR, 5.43%, 10/28/08	250	250
Danske Bank, VR, 5.466%, 8/19/08 (1)	500	500
GE Capital, VR, 5.563%, 5/19/08	250	250
GE Capital, VR, 5.874%, 4/11/08	250	250
GE Capital, VR, 5.878%, 10/17/07	100	100
Goldman Sachs Group, VR, 5.77%, 8/4/08	500	500
HBOS Treasury Services, VR, 5.789%, 9/5/08 (1)	250	250
HBOS Treasury Services, VR, 5.81%, 9/8/08	250	250
IBM, VR, 5.68%, 9/2/08 (1)	250	250
Intesa Bank Ireland, VR, 5.141%, 8/22/08	200	200
Irish Life & Permanent, VR, 5.156%, 8/21/08 (1)	300	300
JPMorgan Chase, VR, 5.43%, 1/25/08	500	500
JPMorgan Chase, VR, 5.804%, 9/11/08	500	500
Kommunalkredit Austria, VR, 5.82%, 9/8/08 (1)	250	250
Links Finance, VR, 5.33%, 7/11/08 (1)	100	100
MetLife Global Funding I, VR, 5.84%, 11/9/07 (1)	250	250
Nationwide Building Society, VR, 5.869%, 9/7/08 (1)	500	500
Nationwide Life Global Funding, VR, 5.119%, 9/26/08	500	500
Pacific Life Global Funding, VR, 5.34%, 8/8/08	250	250
Pricoa Gloabal Funding, VR, 5.119%, 8/27/08 (1)	100	100
Royal Bank of Scotland, VR, 5.37%, 4/11/08 (1)	250	250
SLM, VR, 5.806%, 5/12/08 (1)	250	250
Svenska Handelsbanken, VR, 5.119%, 8/20/08	100	100
UniCredito Italiano Bank (Ireland), VR, 5.35%, 10/10/08 (1)	500	500
Total Medium-Term Notes (Cost $8,525)		8,525

MUNICIPAL SECURITIES 7.3%
Catholic Health Initiatives, TECP, 5.35%, 11/1/07	250	250
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.25%, 10/1/36	100	100
Colorado Housing Fin. Auth., Multi-Family
VRDN, 5.25%, 10/1/38	250	250
Colorado Housing Fin. Auth., Single Family
VRDN, 5.25%, 11/1/34	465	465
Colorado Housing Fin. Auth., Single Family
VRDN, 5.25%, 11/1/36	100	100
Maryland CDA, Residential, VRDN, 5.25%, 9/1/31	250	250
Miami-Dade County IDA, Dolphin Stadium
VRDN, 5.25%, 7/1/31	100	100
Pennsylvania Housing Fin. Agency, Single Family
VRDN, 5.05%, 4/1/38	500	500
Southern Ute Indian Tribe, VRDN, 5.19%, 1/1/27	100	100
Texas PFA, Unemployment Obligation Trust
VRDN, 5.15%, 12/15/09	100	100
Texas Veterans Land, VRDN, 5.25%, 12/1/23	620	620
Univ. of Washington, TECP, 5.36%, 10/10/07	250	250
Virginia HDA, Single Family, VRDN, 5.25%, 1/1/46	500	500
Total Municipal Securities (Cost $3,585)		3,585

Total Investments in Securities
100.3% of Net Assets (Cost $49,334)		$49,334

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$11,859 and represents 24.1% of net assets.
(2)	Domestic certificates of deposit are issued by domestic branches of U.S. banks.
(3)	Yankee certificates of deposit are issued by U.S. branches of foreign banks.
4(2)	Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors” – total value of such securities at period-end amounts to $16,192 and represents 32.9% of net assets
CDA	Community Development Administration/Authority
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
VR	Variable Rate; rate shown is effective rate at period-end.
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Prime Reserve Portfolio
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Prime Reserve Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $49,334,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007